Restricted Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Mar. 31, 2016
Cash and Cash Equivalents [Abstract]
Restricted cash and cash equivalents related to insurance policy	$ 5.0	$ 5.0